UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from August 1, 2007 to August 31, 2007
                       ----------------------------------

                   Commission File Number of issuing entity:
                                  333-140605-01

                        HOME EQUITY LOAN TRUST 2007-HSA2
                        (Exact name of issuing entity as
                            specified in its charter)

                 Commission File Number of depositor: 333-140605

                RESIDENTIAL FUNDING MORTGAGE SECURITIES II, INC.
                ------------------------------------------------
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
                        --------------------------------
               (Exact name of sponsor as specified in its charter)

                 Delaware                                   None
----------------------------------------        ------------------------------
      (State or other jurisdiction of            (I.R.S. Employer Identification
   incorporation or organization of the                        No.)
              issuing entity)

 c/o Residential Funding Company, LLC, as
              Master Servicer                                55437
                                                -------------------------------
      8400 Normandale Lake Boulevard                        (Zip Code)
          Minneapolis, Minnesota 55437
        ----------------------------
(Address of principal executive offices of
              issuing entity)

             (952) 857-7000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

        Title of Class           Registered/reported pursuant to      Name of
                                           (check one)               exchange
                                                                     (If Section
                                                                      12(b))
                               Section      Section     Section
                                 12(b)       12(g)       15(d)
Home Equity Loan Pass-Through
Certificates, Series 2007-HSA2
                                 [___]        [___]       [ X ]     ____________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

      The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement dated April 25, 2007 relating to the Home Equity Loan Trust 2007-HSA2 Home Equity Loan Pass-Through Certificates, Series 2007-HSA2, and related Prospectus dated April 23, 2007 (collectively, the "Prospectus"), of the Home Equity Loan Trust 2007-HSA2 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class A-1V, Class A-1F, Class A-2, Class A-3, Class A-4, Class A-5 and Class A-6.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

(a) Documents filed as part of this report.

Exhibit 99.1      September 2007 Monthly Statement to Certificateholders.

(b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Pooling and Servicing Agreement dated as of April 1, 2007, among Residential Funding Mortgage Securities II, Inc., as company, Residential Funding Company, LLC, as master servicer, and LaSalle Bank National Association, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on May 11, 2007).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of April 27, 2007, between Residential Funding Company, LLC and Residential Funding Mortgage Securities II, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on May 11, 2007).

Exhibit 10.3 Financial Guaranty Insurance Policy issued by MBIA Insurance Corporation relating to Home Equity Loan Pass-Through Certificates, Series 2007-HSA2 (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on May 11, 2007).

Exhibit 99.1      September 2007 Monthly Statement to Certificateholders.

                                   SIGNATURES




      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  September 25, 2007



                              Home Equity Loan Trust 2007-HSA2
                                (Issuing entity)

                              By:  Residential Funding Company, LLC,
                                   as Master Servicer


                                    By:  /s/ Darsi Meyer
                                         Name:   Darsi Meyer
                                         Title:  Director

           EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS